Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	June 30, 2023	December 31, 2022

Raw materials	$-	$98
Work in process	930	-
Total inventory	$930	$98